Cash generated by operating activities	12 Months Ended
Jun. 30, 2020
Cash generated by operating activities
Cash generated by operating activities

32Cash generated by operating activities

		2020	2019	2018
for the year ended 30 June	Note	Rm	Rm	Rm
Cash flow from operations	33	36 546	48 988	46 638
Decrease/(increase) in working capital	30	5 838	2 410	(3 761)
		42 384	51 398	42 877